Long-term debt (Details 2) - USD ($) $ in Thousands		Dec. 31, 2014	Dec. 31, 2013
2015		$ 6,016
2016		6,599
2017		1,480
2018		363
2019 and thereafter		1,452
Long-term Debt		15,910	$ 15,941
Emer Senior Financing [Member]
2015		4,020
2016		4,239
2017		1,117
2018		0
2019 and thereafter		0
Long-term Debt	[1]	9,376	15,941
Prins Senior Financing [Member]
2015		1,633
2016		1,997
2017		0
2018		0
2019 and thereafter		0
Long-term Debt	[2]	3,630	0
Prins Senior Mortgage Loan [Member]
2015		363
2016		363
2017		363
2018		363
2019 and thereafter		1,452
Long-term Debt	[3]	$ 2,904	$ 0

[1]	The Emer S.p.A ("Emer") senior financing agreement bears interest at the 6-month Euribor plus 2.5% (2.7% as at December 31, 2014) and is recorded at amortized cost using the effective interest rate method. Interest is paid semi-annually. The Company has pledged its interest in Emer as a general guarantee for its senior financing. The senior financing matures in 2017.
[2]	A total of $7,521 Prins senior financing was assumed on the acquisition of Prins (note 4a). Principal of $3,891 was repaid on December 2, 2014. The senior financing agreement bears interest at the 3-month Euribor plus 3.5% (3.6% as at December 31, 2014). Interest is paid quarterly. The Company has pledged its interest in Prins as a general guarantee for its senior financing. The senior financing matures in 2016.
[3]	The Prins senior mortgage loan was assumed on the acquisition of Prins (note 4a). The senior mortgage loan bears interest at 3-month Euribor plus 1% (1.1% as at December 31, 2014). Interest is paid quarterly. The Company has pledged its interest in Prins's building as a general guarantee for its senior mortgage loan. The senior mortgage loan matures in 2020.